Leases payable	12 Months Ended
Jun. 30, 2021
Financial Lease Assets Table [Abstract]
Leases payable
14.	Leases payable

	Nature	2021	2020
Current
Financial lease sugarcane fields	Parceria III	-	287
Operating leases - IFRS 16		30,545	25,562
		30,545	25,849
Non-current
Financial lease sugarcane fields	Parceria IV	97,223	34,011
Operating leases - IFRS 16	-	71,227	92,503
		168,450	126,514

		198,995	152,363

Changes in financial leases during the year ended June 30, 2021 and 2020 are as follows:

	2020	Exchange variation	Inflation adjustment	Payments	New contracts	2021
Financial lease sugarcane fields – Parceria III	287	-	-	(287)	-	-
Financial lease sugarcane fields – Parceria IV	34,011	-	63,212	-	-	97,223
Operating leases – IFRS 16	118,065	(44)	9,438	(30,762)	5,075	101,772
	152,363	(44)	72,650	(31,049)	5,075	198,995

	2019	First-time adoption - IFRS 16	Exchange variation	Unwind of present value adjustment	Payments	New contracts	2020
Financial lease sugarcane fields - Parceria III	254	-	-	33	-	-	287
Financial lease sugarcane fields - Parceria IV	20,943	-	-	13,068	-	-	34,011
Operating leases	7,156	-	-	-	(13,006)	5,850	-
Operating leases - IFRS 16	19,093	92,794	307	13,912	(37,007)	28,966	118,065
	47,446	92,794	307	27,013	(50,013)	34,816	152,363

As of June 30, 2021, the Company’s main lease contracts relate to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

Changes in lease liabilities occur upon effective payment of the lease as well as periodic restatement by variation in the soybean or sugarcane price and adjustment to present value. The impacts from adjustment to present value are recognized under financial income (loss), net in the income statement.

As of June 30, 2021, the Company and its subsidiaries held the following lease agreements with third parties:

Description	Location	Currency	Lease liabilities
Parceria II	Ribeiro Gonçalves - PI	R$	10,950
Parceria III	Alto Taquari - MT	R$	30,988
Parceria IV – Arrendamento canavial	São Raimundo de Mangabeira	R$	97,223
Parceria V	São Félix do Xingu - MT	R$	23,690
Parceria VII	Baixa Grande do Ribeiro - PI	R$	27,870
Vehicle lease	N.A.	R$	1,070
Services with identified assets	N.A.	R$	2,493
Land - Other	N.A.	R$	4,170
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	541
		R$	198,995

The above lease liabilities are discounted to present value using an incremental borrowing rate that ranges from 4.80% to 10.92%.

The lease agreements with third parties of the Company are indexed to the price of the soybean bag in the region where each unit is located, except for Parceria III and Headquarters, where the price is determined via Consecana (Council of Sugarcane, Sugar and Ethanol Producers) and fixed payments, respectively. For the cases where payments are indexed to the soybean bag, future minimum payments are estimated in number of soybean bags and translated into local currency using the soybean price of each region, on the base date of first-time adoption of IFRS 16 and adjusted to the current price at time of payment. Meanwhile, payments indexed to Consecana are determined in tons of sugarcane and translated into local currency based on the Consecana price in effect at the time.

With regard to the lease agreements of third parties:

(i)	they contain no contingent payment clause;

(ii)	the lease agreements of Parceria II, V and Araucária are, for the most part, indexed to the variation in the soybean bag price, and, in the case of Parceria II, there is a clause for adjustment of payment for yield bonus;

(iii)	there are no restrictions imposed, such as those related to dividends and interest on equity, additional debt or any other that requires additional disclosure.

The future minimum lease payments of the aforementioned leases are detailed below:

1 year	30,545
2 years	70,683
3 years	67,471
4 years	10,308
5 years	8,540
Above 5 years	11,448
198,995

Significant non cash transaction

For the year ended June 30, 2021, the Company recorded lease liabilities in the amount of R$5,075 million (R$34,816 million for the year ended June 30, 2020) related to additions of right-of-use assets of contracts of agricultural partnership and vehicles.